Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
Disclosure of transactions between related parties
Transactions with entities controlled by the Lolli-Ghetti family (herein referred to as related parties) in the consolidated statements of income or loss and balance sheets are as follows:

	For the year ended December 31,
In thousands of U.S. dollars	2022	2021	2020
Pool revenue(1)
Scorpio MR Pool Limited	$639,743	$256,874	$340,937
Scorpio LR2 Pool Limited	456,002	180,912	369,476
Scorpio Handymax Tanker Pool Limited	79,636	50,143	105,355
Scorpio LR1 Pool Limited	11,196	47,053	87,028
Voyage revenue(2)	5,657	—	2,334
Time charter-out revenue (3)	2,358	—	—
Voyage expenses(4)	(9,194)	(1,461)	(3,507)
Vessel operating costs(5)	(33,084)	(35,427)	(33,896)
Administrative expenses(6)	(13,175)	(13,557)	(13,876)

Purchases of bunkers(7)	(45,957)	(2,561)	(3,556)

(1)These transactions relate to revenue earned in the Scorpio Pools. The Scorpio Pools are related parties. When our vessels are in the Scorpio Pools, SCM, the pool manager, charges fees of $300 per vessel per day with respect to our LR1/Panamax and Aframax vessels, $250 per vessel per day with respect to our LR2 vessels, and $325 per vessel per day with respect to each of our Handymax and MR vessels, plus a commission of 1.50% on gross revenue per charter fixture.  These are the same fees that SCM charges other vessels in these pools, including third party vessels.
(2)These transactions relate to revenue earned in the spot market on voyages chartered through SSH, a related party.
(3)These transactions relate to revenue earned for certain vessels on time charter, which have been time chartered out through SSH to the end customer.
(4)Related party expenditures included within voyage expenses in the consolidated statements of income or loss consist of the following:
•Expenses due to SCM, a related party, for commissions related to the commercial management services provided by SCM under the commercial management agreement for vessels that are not in one of the Scorpio Pools. SCM’s services include securing employment, in the spot market and on time charters, for our vessels. When not in one of the Scorpio Pools, each vessel pays (i) flat fees of $250 per day for LR1/Panamax and LR2/Aframax vessels and $300 per day for Handymax and MR vessels and (ii) commissions of 1.25% of their gross revenue per charter fixture.
•Voyage expenses also consist of $2.4 million, $19,175 and $4,925 charged by related party port agents during the years ended December 31, 2022, 2021 and 2020. SSH has a majority equity interest in port agents that provide supply and logistical services for vessels operating in the regions.

(5)Related party expenditures included within vessel operating costs in the consolidated statements of income or loss consist of the following:
•Technical management fees of $29.8 million, $32.7 million, and $31.9 million charged by SSM, a related party, during the years ended December 31, 2022, 2021 and 2020 respectively. SSM’s services include day-to-day vessel operations, performing general maintenance, monitoring regulatory and classification society compliance, customer vetting procedures, supervising the maintenance and general efficiency of vessels, arranging the hiring of qualified officers and crew, arranging and supervising drydocking and repairs, purchasing supplies, spare parts and new equipment for vessels, appointing supervisors and technical consultants, and providing technical support. SSM administers the payment of salaries to our crew on our behalf. The crew wages that were administered by SSM (and disbursed through related party subcontractors of SSM) were $141.2 million, $152.0 million, and $146.0 million during the years ended December 31, 2022, 2021, and 2020 respectively. SSM's annual technical management fee is a fixed fee of $175,000 per vessel plus certain itemized expenses pursuant to the technical management agreement.
•Vessel operating expenses of $3.3 million, $2.7 million, and $2.0 million charged by a related party port agent during the years ended December 31, 2022, 2021 and 2020, respectively.
(6)We have an Amended Administrative Services Agreement with SSH for the provision of administrative staff and office space, and administrative services, including accounting, legal compliance, financial and information technology services. SSH also administers the payroll for certain of our employees. SSH is a related party to us. The services provided to us by SSH may be sub-contracted to other entities within Scorpio. The expenses incurred under this agreement were recorded in general and administrative expenses in the consolidated statement of income or loss and were as follows:
•The expense for the year ended December 31, 2022 of $13.2 million included (i) administrative fees of $11.0 million charged by SSH, (ii) restricted stock amortization of $2.0 million, which relates to the issuance of an aggregate of 493,300 shares of restricted stock to SSH employees for no cash consideration pursuant to the 2013 Equity Incentive Plan, and (iii) the reimbursement of expenses of $81,762 to SSH and $36,869 to SCM.
•The expense for the year ended December 31, 2021 of $13.6 million included (i) administrative fees of $12.2 million charged by SSH, (ii) restricted stock amortization of $1.3 million, which relates to the issuance of an aggregate of 315,950 shares of restricted stock to SSH employees for no cash consideration pursuant to the 2013 Equity Incentive Plan and (iii) the reimbursement of expenses of $51,962 to SSH and $14,726 to SCM.
•The expense for the year ended December 31, 2020 of $13.9 million included (i) administrative fees of $12.6 million charged by SSH, (ii) restricted stock amortization of $1.2 million, which relates to the issuance of an aggregate of 315,950 shares of restricted stock to SSH employees for no cash consideration pursuant to the 2013 Equity Incentive Plan and (iii) the reimbursement of expenses of $19,772 to SSH and $45,539 to SCM.
(7)These amounts represent bunkers purchased from a related party which, for vessels operating in the spot market, are initially recorded as part of inventory on the balance sheet prior to being consumed.
We had the following balances with related parties, which have been included in the consolidated balance sheets:

	As of December 31,
In thousands of U.S. dollars	2022	2021
Assets:
Accounts receivable (due from the Scorpio Pools) (1)	$236,389	$36,216
Prepaid expenses (SSM) (2)	5,450	3,426
Accounts receivable (SSH)	4,976	—
Prepaid expenses (related party port agent)	98	—
Prepaid expenses (SCM)	84	—
Other assets (pool working capital contributions) (3)	53,161	73,161
Liabilities:
Accounts payable and accrued expenses (owed to the Scorpio Pools)(4)	10,090	2,548
Accounts payable and accrued expenses (related party bunker supplier)	2,380	—
Accounts payable and accrued expenses (related party port agent)	955	674
Accounts payable and accrued expenses (SSM)	823	9,844
Accounts payable and accrued expenses (SCM)	540	25
Accounts payable and accrued expenses (SSH)	287	1,888

(1)Accounts receivable due from the Scorpio Pools relate to hire receivables for revenues earned and receivables from working capital contributions. The amounts as of December 31, 2022 included $0.6 million of working capital contributions made on behalf of our vessels to the Scorpio Pools. Upon entrance into such pools, all vessels are required to make working capital contributions of both cash and bunkers. Additional working capital contributions can be made from time to time based on the operating needs of the pools. These amounts are accounted for and repaid as follows:
•For vessels in the Scorpio LR2 Pool, Scorpio LR1 Pool, Scorpio MR Pool and Scorpio Handymax Tanker Pool, the initial contribution amount is repaid, without interest, upon a vessel’s exit from the pool no later than six months after the exit date. Bunkers on board a vessel exiting the pool are credited against such repayment at the actual invoice price of the bunkers. For all owned or lease financed vessels we assume that these contributions will not be repaid within 12 months and are thus classified as non-current within other assets on the consolidated balance sheets.
•For time or bareboat chartered-in vessels we classify the initial contributions as current (within accounts receivable) or non-current (within other assets) according to the expiration of the contract. Any additional working capital contributions are repaid when sufficient net revenues become available to cover such amounts.
(2)    Accounts receivable and prepaid expenses from SSM primarily relate to advances made for vessel operating expenses (such as crew wages) that will either be reimbursed or applied against future costs.
(3)     Represents the non-current portion of working capital receivables as described above.
(4)    Accounts payable and accrued expenses owned to the Scorpio Pools relate to expenses incurred by the Scorpio Pools on behalf of certain of our vessels.
The table below shows key management remuneration for the years ended December 31, 2022, 2021, and 2020:

	For the year ended December 31,
In thousands of U.S. dollars	2022	2021	2020
Short-term employee benefits	$32,663	$5,488	$10,989
Share-based compensation (1)	13,777	17,476	22,217
Total	$46,440	$22,964	$33,206

(1)Represents the amortization of restricted stock issued under our 2013 Equity Incentive Plan as described in Note 14.